Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7)	Fee Related Earnings(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
	($)	($)	($)	($)	($)	($)	($ in thousands)	($ in thousands)
2025	68,279,532	52,496,782	30,236,619	26,002,098	399	196	426,113	1,775,300
2024	85,381,842	191,398,092	27,567,773	54,638,780	425	187	440,961	1,361,737
2023	30,576,590	82,658,840	14,837,091	25,794,195	278	135	474,326	1,163,741
2022	34,601,100	37,288,439	13,511,355	13,746,133	155	110	167,541	994,350
2021	70,842,896	135,601,181	23,162,854	25,070,250	178	141	386,748	712,308

Company Selected Measure Name	Fee Related Earnings
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table. The name of the PEO of the Company reflected in these columns for each of the applicable fiscal years is
(3)     The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO named executive officers (the “Other NEOs”) for each corresponding year in the “Total” column of the Summary Compensation Table. For fiscal year 2025, our Other NEOs included R. Kipp deVeer, Blair Jacobson, Jarrod Phillips, Naseem Sagati Aghili and Ryan Berry. For fiscal year 2024, our Other NEOs included R. Kipp deVeer, Jarrod Phillips, Ryan Berry, and Bennett Rosenthal. For fiscal year 2022 and 2023, our Other NEOs included R. Kipp deVeer, David B. Kaplan, Bennett Rosenthal and Jarrod Phillips. For fiscal year 2021 our Other NEOs included R. Kipp deVeer, David B. Kaplan, Bennett Rosenthal, Jarrod Phillips and Michael R. McFerran.
The dollar amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table. The name of the PEO of the Company reflected in these columns for each of the applicable fiscal years is
(3)     The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO named executive officers (the “Other NEOs”) for each corresponding year in the “Total” column of the Summary Compensation Table. For fiscal year 2025, our Other NEOs included R. Kipp deVeer, Blair Jacobson, Jarrod Phillips, Naseem Sagati Aghili and Ryan Berry. For fiscal year 2024, our Other NEOs included R. Kipp deVeer, Jarrod Phillips, Ryan Berry, and Bennett Rosenthal. For fiscal year 2022 and 2023, our Other NEOs included R. Kipp deVeer, David B. Kaplan, Bennett Rosenthal and Jarrod Phillips. For fiscal year 2021 our Other NEOs included R. Kipp deVeer, David B. Kaplan, Bennett Rosenthal, Jarrod Phillips and Michael R. McFerran.
The dollar amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table. The name of the PEO of the Company reflected in these columns for each of the applicable fiscal years is
(3)     The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO named executive officers (the “Other NEOs”) for each corresponding year in the “Total” column of the Summary Compensation Table. For fiscal year 2025, our Other NEOs included R. Kipp deVeer, Blair Jacobson, Jarrod Phillips, Naseem Sagati Aghili and Ryan Berry. For fiscal year 2024, our Other NEOs included R. Kipp deVeer, Jarrod Phillips, Ryan Berry, and Bennett Rosenthal. For fiscal year 2022 and 2023, our Other NEOs included R. Kipp deVeer, David B. Kaplan, Bennett Rosenthal and Jarrod Phillips. For fiscal year 2021 our Other NEOs included R. Kipp deVeer, David B. Kaplan, Bennett Rosenthal, Jarrod Phillips and Michael R. McFerran.
The dollar amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table. The name of the PEO of the Company reflected in these columns for each of the applicable fiscal years is
(3)     The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO named executive officers (the “Other NEOs”) for each corresponding year in the “Total” column of the Summary Compensation Table. For fiscal year 2025, our Other NEOs included R. Kipp deVeer, Blair Jacobson, Jarrod Phillips, Naseem Sagati Aghili and Ryan Berry. For fiscal year 2024, our Other NEOs included R. Kipp deVeer, Jarrod Phillips, Ryan Berry, and Bennett Rosenthal. For fiscal year 2022 and 2023, our Other NEOs included R. Kipp deVeer, David B. Kaplan, Bennett Rosenthal and Jarrod Phillips. For fiscal year 2021 our Other NEOs included R. Kipp deVeer, David B. Kaplan, Bennett Rosenthal, Jarrod Phillips and Michael R. McFerran.
The dollar amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table. The name of the PEO of the Company reflected in these columns for each of the applicable fiscal years is
(3)     The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO named executive officers (the “Other NEOs”) for each corresponding year in the “Total” column of the Summary Compensation Table. For fiscal year 2025, our Other NEOs included R. Kipp deVeer, Blair Jacobson, Jarrod Phillips, Naseem Sagati Aghili and Ryan Berry. For fiscal year 2024, our Other NEOs included R. Kipp deVeer, Jarrod Phillips, Ryan Berry, and Bennett Rosenthal. For fiscal year 2022 and 2023, our Other NEOs included R. Kipp deVeer, David B. Kaplan, Bennett Rosenthal and Jarrod Phillips. For fiscal year 2021 our Other NEOs included R. Kipp deVeer, David B. Kaplan, Bennett Rosenthal, Jarrod Phillips and Michael R. McFerran.

Peer Group Issuers, Footnote	Total shareholder return for our peer group is the U.S. Dow Jones U.S. Asset Managers Index (the “Peer Group”), which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 68,279,532	$ 85,381,842	$ 30,576,590	$ 34,601,100	$ 70,842,896
PEO Actually Paid Compensation Amount	$ 52,496,782	191,398,092	82,658,840	37,288,439	135,601,181
Adjustment To PEO Compensation, Footnote	“Compensation Actually Paid to PEO” has been calculated in accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K and does not reflect compensation actually earned, realized or received. When calculating “Compensation Actually Paid to PEO”, the following adjustments were made to the amounts reported for Mr. Arougheti in the Summary Compensation Table. In calculating “Compensation Actually Paid”, the fair value or change in fair value, as applicable, of the equity award adjustments included in each such calculation was computed in accordance with FASB ASC Topic 718. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Arougheti during the applicable year. “Compensation Actually Paid” for Mr. Arougheti includes performance equity awards with market conditions that have fully vested during the periods presented. Those performance equity awards with market conditions are presented as if the market conditions were met on the respective grant dates, with corresponding changes in fair value between the grant dates and vesting dates included within “Compensation Actually Paid to PEO.”

	2025	2024	2023	2022	2021
Description	($)	($)	($)	($)	($)
Reported Summary Compensation Total for PEO	68,279,532	85,381,842	30,576,590	34,601,100	70,842,896
Change in Pension Value Deduction for PEO(a)	—	—	—	—	—
Pension Service Cost Addition for PEO(a)	—	—	—	—	—
Prior Pension Service Cost Addition for PEO(a)	—	—	—	—	—
Reported Stock Awards Deduction for PEO(b)	(49,520,000)	(62,628,000)	(13,728,000)	(13,728,000)	(53,154,000)
Equity Award Adjustments for PEO(c)	33,737,250	168,644,250	65,810,250	16,415,339	117,912,285
Compensation Actually Paid to PEO	52,496,782	191,398,092	82,658,840	37,288,439	135,601,181
(a)    The Company has no pension plans.
(b)     Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(c)     For each covered year, the amounts added or deducted in calculated equity award adjustments include:

	Add Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year for PEO	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for PEO	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for PEO	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for PEO	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for PEO	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for PEO	Total Equity Award Adjustments for PEO
Year	($)	($)	($)	($)	($)	($)	($)
2025	40,407,500	(17,710,000)	—	4,767,750	—	6,272,000	33,737,250
2024	123,921,000	39,224,250	—	384,000	—	5,115,000	168,644,250
2023	35,676,000	26,502,000	—	1,091,250	—	2,541,000	65,810,250
2022	20,532,000	(5,987,325)	—	—	—	1,870,664	16,415,339
2021	24,381,000	11,406,621	80,934,000	—	—	1,190,664	117,912,285

Non-PEO NEO Average Total Compensation Amount	$ 30,236,619	27,567,773	14,837,091	13,511,355	23,162,854
Non-PEO NEO Average Compensation Actually Paid Amount	$ 26,002,098	54,638,780	25,794,195	13,746,133	25,070,250
Adjustment to Non-PEO NEO Compensation Footnote	“Average Compensation Actually Paid to Non-PEO NEOs” has been calculated in accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K and does not reflect compensation actually earned, realized or received. When calculating the “Average Compensation Actually Paid to non-PEO NEOs”, the following adjustments were made to the amounts reported in the Summary Compensation Table. In calculating “Average Compensation Actually Paid to Non-PEO NEOs”, the fair value or change in fair value, as applicable, of the equity award adjustments included in each such calculation was computed in accordance with FASB ASC Topic 718. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to our Other NEOs as a group during the applicable year.

	2025	2024	2023	2022	2021
Description	($)	($)	($)	($)	($)
Average Reported Summary Compensation Total for Other NEOs	30,236,619	27,567,773	14,837,091	13,511,355	23,162,854
Average Change in Pension Value Deduction for Other NEOs(a)	—	—	—	—	—
Average Pension Service Cost Addition for Other NEOs(a)	—	—	—	—	—
Average Prior Pension Service Cost Addition for Other NEOs(a)	—	—	—	—	—
Average Reported Stock Awards Deduction for Other NEOs(b)	(20,876,964)	(17,167,128)	(2,945,520)	(2,527,768)	(8,947,999)
Average Equity Award Adjustments for Other NEOs(c)	16,642,443	44,238,135	13,902,624	2,762,546	10,855,395
Average Compensation Actually Paid to Other NEOs	26,002,098	54,638,780	25,794,195	13,746,133	25,070,250
___________________________________
(a)    The Company has no pension plans.
(b)     Average total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Other NEOs did not receive option awards in the years shown.
(c)     For each covered year, the amounts added or deducted in calculated equity award adjustments include:

	Add Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year for Other NEOs	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for Other NEOs	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Other NEOs	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Other NEOs	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for Other NEOs	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Other NEOs	Total Equity Award Adjustments for Other NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2025	18,062,637	(4,687,547)	—	1,379,848	—	1,887,505	16,642,443
2024	32,143,957	9,930,505	—	806,584	—	1,357,089	44,238,135
2023	6,969,098	5,937,723	—	451,094	—	544,709	13,902,624
2022	3,642,839	(1,211,912)	—	(29,074)	—	360,693	2,762,546
2021	5,618,764	2,706,186	8,078,500	585,891	(6,542,651)	408,705	10,855,395

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return (“TSR”)

As demonstrated by the table above, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO Named Executive Officers is generally aligned with the Company’s TSR over the five year period presented in the table. While the Company does not use TSR as a performance measure in its overall executive compensation program, the measure of TSR is correlated with the performance of the Company which is consistent with the objective of aligning NEO compensation with the interests of our stockholders.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
	As demonstrated by the table above, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is generally aligned with the Company’s net income over the five year period presented in the table. While the Company does not use net income as a performance measure in its overall executive compensation program, the measure of net income is correlated with the performance of the Company which is consistent with the objective of aligning NEO compensation with the interests of our stockholders.
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Fee Related Earnings

As demonstrated by the table above, the fee related earnings steadily increased over the five year reporting period, while the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO Named Executive Officers fluctuated over the five year period. As described in “Compensation Discussion and Analysis” our compensation program also includes long-term performance fees and takes into account various factors, including FRE which is correlated with the performance of the Company, in order to create alignment between the interests of our NEOs and fund investors and stockholders, which impacted the amount of ‘compensation actually paid’ as required to be calculated in accordance with Item 402(v) of Regulation S-K.

Total Shareholder Return Vs Peer Group	Company TSR and Peer Group TSR The Company’s TSR from the beginning to the end of the period presented in the table outperformed the Company’s peer group TSR over the period presented in the table.
Tabular List, Table

Most Important Performance Measures
Fee Related Earnings
After-tax Realized Income per share of Class A and non-voting common stock
Assets Under Management
Fund performance

Total Shareholder Return Amount	$ 399	425	278	155	178
Peer Group Total Shareholder Return Amount	196	187	135	110	141
Net Income (Loss)	$ 426,113,000	$ 440,961,000	$ 474,326,000	$ 167,541,000	$ 386,748,000
Company Selected Measure Amount	1,775,300,000	1,361,737,000	1,163,741,000	994,350,000	712,308,000
PEO Name	Michael J Arougheti	Michael J Arougheti	Michael J Arougheti	Michael J Arougheti	Michael J Arougheti
Additional 402(v) Disclosure	The total shareholder return as calculated based on a fixed investment of one hundred ($100) dollars measured from the market closed on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table.Represents the amount of net income reflected in the Company’s audited Generally Accepted Accounting Principles (“GAAP”) financial statements for each applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Fee Related Earnings
Non-GAAP Measure Description	Our company-selected measure is Fee Related Earnings (“FRE”). FRE, a non-GAAP measure that is a component of Realized income (“RI”), is used to assess core operating performance by determining whether recurring revenue, primarily consisting of management fees and fee related performance revenues, is sufficient to cover operating expenses and to generate profits. FRE differs from income before taxes computed in accordance with GAAP as FRE excludes net performance income, investment income from our funds and certain other items that we believe are not indicative of our core operating performance. Fee related performance revenues, together with fee related performance compensation, is presented within FRE because it represents incentive fees from perpetual capital vehicles that are measured and received on a recurring basis and are not dependent on realization events from the underlying investments. FRE is further described in our Annual Report on Form 10-K, including a reconciliation of non-GAAP measures to the corresponding GAAP measure within “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Segment Analysis—Non-GAAP Financial Measures—Fee Related Earnings.”
Measure:: 2
Pay vs Performance Disclosure
Name	After-tax Realized Income per share of Class A and non-voting common stock
Measure:: 3
Pay vs Performance Disclosure
Name	Assets Under Management
Measure:: 4
Pay vs Performance Disclosure
Name	Fund performance
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Adjustment, Pension Service Cost Addition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,520,000)	(62,628,000)	(13,728,000)	(13,728,000)	(53,154,000)
PEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,737,250	168,644,250	65,810,250	16,415,339	117,912,285
PEO | Adjustment, Year-End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	40,407,500	123,921,000	35,676,000	20,532,000	24,381,000
PEO | Adjustment, Year-Over-Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(17,710,000)	39,224,250	26,502,000	(5,987,325)	11,406,621
PEO | Adjustment, Fair Value As Of Vesting Date of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	80,934,000
PEO | Adjustment, Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,767,750	384,000	1,091,250	0	0
PEO | Adjustment, Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Adjustment, Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,272,000	5,115,000	2,541,000	1,870,664	1,190,664
Non-PEO NEO | Adjustment, Pension Service Cost Addition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment, Prior Pension Service Cost Addition [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment, Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,876,964)	(17,167,128)	(2,945,520)	(2,527,768)	(8,947,999)
Non-PEO NEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,642,443	44,238,135	13,902,624	2,762,546	10,855,395
Non-PEO NEO | Adjustment, Year-End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	18,062,637	32,143,957	6,969,098	3,642,839	5,618,764
Non-PEO NEO | Adjustment, Year-Over-Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(4,687,547)	9,930,505	5,937,723	(1,211,912)	2,706,186
Non-PEO NEO | Adjustment, Fair Value As Of Vesting Date of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	8,078,500
Non-PEO NEO | Adjustment, Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,379,848	806,584	451,094	(29,074)	585,891
Non-PEO NEO | Adjustment, Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	(6,542,651)
Non-PEO NEO | Adjustment, Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,887,505	1,357,089	544,709	360,693	408,705
Non-PEO NEO | Adjustment, Change In Pension Value Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0